ILFC Transaction	12 Months Ended
Dec. 31, 2015
ILFC Transaction [Abstract]
ILFC Transaction

4. ILFC Transaction

On May 14, 2014, AerCap issued 97,560,976 new ordinary shares and paid $2.4 billion in cash to AIG to successfully complete the ILFC Transaction. Prior to the consummation of the ILFC Transaction, ILFC paid a special distribution to AIG in the amount of $600.0 million.

The total consideration paid to AIG, excluding the special distribution of $600.0 million paid by ILFC to AIG on May 13, 2014, had a value of approximately $7.0 billion based on AerCap’s closing price per share of $46.59 on May 14, 2014. On the Closing Date, immediately after completing the ILFC Transaction, all of ILFC’s assets were transferred substantially as an entirety to AerCap Trust, a legal entity formed on February 5, 2014, and AerCap Trust assumed substantially all of the liabilities of ILFC. AerCap Ireland Capital Limited, a wholly-owned subsidiary of AerCap Ireland Limited, and ILFC, an indirect subsidiary of AerCap Trust, are the sole beneficiaries of AerCap Trust.

On June 9, 2015, AIG sold 71,184,686 of its AerCap ordinary shares in a secondary public offering and AerCap completed the Share Repurchase of 15,698,588 ordinary shares.

On August 24, 2015, AIG sold 10,677,702 of its AerCap ordinary shares in a secondary public offering. Following this sale, AIG no longer owns any of our outstanding ordinary shares or has any designees on our Board of Directors.

The consideration transferred to effect the ILFC Transaction consisted of the following:

Cash consideration (a)	$2,400,000
97,560,976 AerCap common shares issued multiplied by AerCap closing share price per share of $46.59 on May 14, 2014	4,545,366
Share compensation	12,275
Consideration transferred	$6,957,641

(a)	Excludes the $600.0 million special distribution paid by ILFC to AIG prior to the Closing Date.

As of December 31, 2014, we had finalized all known measurement period adjustments. The following is a summary of the preliminary and final allocation of the purchase price to the estimated fair values of the identifiable assets acquired, the liabilities assumed and non-controlling interest at the Closing Date.

	Amounts initially recognized and reported as of the Closing Date	Measurement period adjustments	Final amounts recognized as of the Closing Date
Cash and cash equivalents and restricted cash	$2,958,809	$—	$2,958,809	(a)
Flight equipment held for operating leases, net	23,989,643	48,780	24,038,423
Prepayments on flight equipment	3,166,788	9,534	3,176,322
Maintenance rights intangible and lease premium	4,263,076	(181,047)	4,082,029	(b)
Other intangibles	440,093	49,712	489,805
Accrued maintenance liability	(2,688,438)	113,320	(2,575,118)
Debt	(24,339,842)	—	(24,339,842)
Other assets and liabilities	(775,990)	(77,844)	(853,834)
Non-controlling interest	(77,047)	—	(77,047)
Estimate of fair value of net assets acquired	6,937,092	(37,545)	6,899,547
Consideration transferred	6,957,641	—	6,957,641
Goodwill	$20,549	$37,545	$58,094

(a)	Includes $0.8 billion of restricted cash.
(b)	Includes $4.0 billion maintenance rights intangible, and the remaining amount relates to lease premium.

AerCap reported transaction and integration expenses related to the ILFC Transaction as provided in the following table. These expenses are included in transaction, integration and restructuring related expenses in our Consolidated Income Statements.

	Year Ended December 31,
	2015	2014	2013
Severance and other compensation expenses	$7,236	$54,600	$—
Banking fees	—	45,740	3,959
Professional fees and other expenses	2,366	48,452	7,000
	$9,602	$148,792	$10,959

The acquired business contributed total revenues and other income of $2,574.7 million and net income of $687.8 million to AerCap for the period beginning May 14, 2014 and ended December 31, 2014.

The following unaudited pro forma summary presents consolidated information of AerCap as if the business combination had occurred on January 1, 2013:

	Year Ended December 31,
	2014	2013
Total Revenues and other income	$5,212,900	$5,444,581
Net income (loss)	952,778	(32,634)

The most significant pro forma adjustments were to reflect the impact, net of tax, of: (i) the amortization of the intangible lease premium component as an adjustment to revenue; (ii) the expensing of the maintenance rights intangible, which occurs when the lease ends for EOL contracts or when the lessee provides us with the required documentation related to the cost of a qualifying maintenance event that relates to pre-acquisition usage for MR contracts. The related pro forma adjustment was based on the estimated annual charge in the first full year after the acquisition; (iii) the depreciation and amortization expenses related to the fair value adjustments to aircraft and other intangibles; (iv) the interest expense on the existing debt taking into account the fair value adjustment to the debt as of the Closing Date; (v) the interest expense related to the acquisition financing, as if the financing occurred as of January 1, 2013; (vi) other interest expense adjustments relating to the maintenance and security deposit liabilities as well as the prepayments on flight equipment; and (vii) non-recurring transaction and integration related expenses, as if they had been incurred as of January 1, 2013 instead of 2014.

The above unaudited pro forma financial information is for informational purposes only and may not necessarily reflect the actual results of operations had the ILFC Transaction been consummated on January 1, 2013. The pro forma information did not adjust for gain from sales, impairment charges and loss from early extinguishment of debt. These pro forma amounts are not designed to represent the future expected financial results of AerCap. The ILFC Transaction resulted in significant increases of our assets and liabilities, as well as revenues and expenses.